American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

                                                                                                                                                                 May 2, 2012

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 33-11387
     1940 Act File No. 811-4984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the American Beacon S&P 500 Index Fund, American Beacon Small Cap Index Fund and American Beacon International Equity Index Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 141 (“Amendment No. 141”) to Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon S&P 500 Index Fund, American Beacon Small Cap Index Fund and American Beacon International Equity Index Fund of the Registrant does not differ from that contained in Amendment No. 141, and (c) that Amendment No. 141 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

                                          Sincerely,

                                          /s/ Rosemary K. Behan
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                                          Rosemary K. Behan
                                          General Counsel

cc:   Francine Rosenberger, Esq.
          K&L Gates LLP